Income tax benefits - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Profits tax	¥ (62,147)	¥ (112,095)	¥ (137,131)
Estimated assessable profit	¥ (990,173)	¥ (1,442,608)	¥ (1,551,254)
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%
Preferential tax rate	15.00%
PRC | Bottom of range [Member]
Income Taxes Disclosure
Withholding tax rate	5.00%
PRC | Top of range [Member]
Income Taxes Disclosure
Withholding tax rate	10.00%
China (Guangdong) pilot free Trade Zone Qianhai & Shekou area of Shenzhen
Income Taxes Disclosure
Reduced income tax rate	15.00%
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)	16.50%	16.50%	16.50%
Profits tax	¥ 0	¥ 0	¥ 0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Singapore
Income Taxes Disclosure
Statutory tax rate (as a percent)	17.00%	17.00%	17.00%
Profits tax	¥ 0	¥ 0	¥ 0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Indonesia
Income Taxes Disclosure
Statutory tax rate (as a percent)	22.00%	22.00%	25.00%
Malaysia
Income Taxes Disclosure
Statutory tax rate (as a percent)	24.00%	24.00%	24.00%
Profits tax	¥ 0	¥ 0	¥ 0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Philippines
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Profits tax	¥ 0	¥ 0	¥ 0
Estimated assessable profit	¥ 0	¥ 0	¥ 0